OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Sep. 30, 2023
OTHER PAYABLES AND ACCRUED EXPENSES
OTHER PAYABLES AND ACCRUED EXPENSES

13.       OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of:

	September 30,
	2022	2023
	RMB	RMB
Payable for purchase of plant and equipment	5,789	1,000
	1,420.0	1,580
Salaries and bonus payable	4,908	7,626
Accrued interest	20,388	—
Other taxes payable	4,159	—
Deposits from others	4,689	—
Deferred government subsidies	887	363
Payable for penalty	12,734	—
Others (i)	9,958	7,376
	64,932	17,945

Note (i) : As of September 30, 2023, others mainly represents that the third party provide cash to fund the Company’s operations amounted RMB 7,376.